Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Held for sale [member]
Disclosure of subsidiaries [line items]
Assets included in disposal groups classified as held for sale
Barclays Bank Group
Assets included in disposal groups classified as held for sale
	2018	2017
	£m	£m
Financial assets at fair value through the income statement	-	3
Loans and advances at amortised cost	-	1,164
Property, plant and equipment	-	26
Total assets included in disposal groups classified as held for sale	-	1,193

UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of subsidiaries [line items]
Disposal group income statement
UK banking business disposal group income statement
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net interest income	1,449	5,872	6,681
Net fee and commission income	296	1,176	1,247
Net trading income	(5)	(9)	79
Net investment income	6	160	247
Other income	2	8	13
Total income	1,748	7,207	8,267
Credit impairment charges and other provisions	(201)	(783)	(896)
Net operating income	1,547	6,424	7,371
Staff costs	(321)	(2,052)	(2,379)
Administration and general expenses	(1,135)	(2,959)	(2,502)
Operating expenses	(1,456)	(5,011)	(4,881)
Share of post-tax results of associates and joint ventures	-	(5)	(1)
Profit before tax	91	1,408	2,489
Taxation	(138)	(599)	(943)
(Loss)/profit after tax	(47)	809	1,546

Attributable to:
Equity holders of the parent	(47)	809	1,546
Non-controlling interests	-	-	-
(Loss)/profit after tax	(47)	809	1,546

Other comprehensive income
Other comprehensive loss relating to UK banking business discontinued operations is as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Available for sale assets	-	-	-
Fair value through other comprehensive income reserve	(3)	-	-
Currency translation reserves	-	-	-
Cash flow hedge reserves	-	-	-
Other comprehensive loss, net of tax from discontinued operations	(3)	-	-

Cash flows
The cash flows attributed to the UK banking business discontinued operation are as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net cash flows from operating activities	-	X	X
Net cash flows from investing activities	-	X	X
Net cash flows from financing activities	-	X	X
Effect of exchange rates on cash and cash equivalents	-	X	X
Net increase in cash and cash equivalents	-	X	X

Reconciliation of consolidated income statement to prior period

The comparative financial information in notes 4, 5, 6, 7, 8, 9, 10, 11 and 33 has been revised to reflect the impact of discontinued operations.

The following table contains a reconciliation between the Barclays Bank Group continuing operations income statement for 2017 and 2016, which has been restated to show the UK banking business as a discontinued operation, and the equivalent income statement as published in the prior periods.

Reconciliation of consolidated income statement to prior periods
	Published annual report	UK banking business discontinued operations[a]	Restated continuing operations	Published annual report	UK banking business discontinued operations[a]	Restated continuing operations
	2017	2017	2017	2016	2016	2016
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Interest income	13,631	6,714	6,917	14,423	7,532	6,891
Interest expense	(3,883)	(842)	(3,041)	(2,966)	(851)	(2,115)
Net interest income	9,748	5,872	3,876	11,457	6,681	4,776
Fee and commission income	8,775	1,351	7,424	8,625	1,410	7,215
Fee and commission expense	(1,901)	(175)	(1,726)	(1,789)	(163)	(1,626)
Net fee and commission income	6,874	1,176	5,698	6,836	1,247	5,589
Net trading income	3,387	(9)	3,396	2,795	79	2,716
Net investment income	859	160	699	1,324	247	1,077
Other income	69	8	61	57	13	44
Total income	20,937	7,207	13,730	22,469	8,267	14,202
Credit impairment charges and other provisions	(2,336)	(783)	(1,553)	(2,373)	(896)	(1,477)
Net operating income	18,601	6,424	12,177	20,096	7,371	12,725
Staff costs	(6,445)	(2,052)	(4,393)	(9,211)	(2,379)	(6,832)
Infrastructure costs	(2,068)	(372)	(1,696)	(2,937)	(598)	(2,339)
Administration and general expenses[b]	(5,969)	(1,828)	(4,141)	(2,837)	(862)	(1,975)
Litigation and conduct[b]	(1,207)	(759)	(448)	(1,363)	(1,042)	(321)
Operating expenses	(15,689)	(5,011)	(10,678)	(16,348)	(4,881)	(11,467)
Share of post-tax results of associates and joint ventures	70	(5)	75	70	(1)	71
Profit on disposal of subsidiaries, associates and joint ventures	184	-	184	565	-	565
Profit before tax	3,166	1,408	1,758	4,383	2,489	1,894
Tax charge	(2,125)	(599)	(1,526)	(1,245)	(943)	(302)
Profit after tax	1,041	809	232	3,138	1,546	1,592

Notes

  Adjustment for restatement of UK banking business as discontinued operation.
  The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.

Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of subsidiaries [line items]
Disposal group income statement

Notes

  Includes impairment of £nil (2017: £1,090m; 2016: £nil).
  Total loss in respect of the discontinued operation was £2,195m which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.

Other comprehensive income
Other comprehensive income relating to Barclays Africa discontinued operations is as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Available for sale assets	-	(3)	(9)
Currency translation reserves	-	(38)	1,451
Cash flow hedge reserves	-	19	89
Other comprehensive (loss)/income, net of tax from discontinued operations	-	(22)	1,531

Cash flows
The cash flows attributed to the Barclays Africa discontinued operation are as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net cash flows from operating activities	-	540	1,164
Net cash flows from investing activities	-	(245)	(691)
Net cash flows from financing activities	-	(165)	(105)
Effect of exchange rates on cash and cash equivalents	-	(29)	37
Net increase in cash and cash equivalents	-	101	405